Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (17,027)	$ (22,803)	$ (18,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,624	5,881	6,040
Provision for bad debts	61	114	61
Amortization of debt discount	278	94	92
Stock-based compensation expense	3,063	2,114	1,796
Change in fair value of contingent consideration liability	(406)	0	0
Change in fair value of warrants liability	926	12	54
Deferred income taxes	196	192	52
Changes in operating assets and liabilities:
Accounts receivable	(3,413)	(4,783)	(2,623)
Prepaid expenses	407	(1,321)	(336)
Other assets (current and non-current)	(4,028)	(333)	(27)
Accounts payable	(1,656)	1,765	632
Accrued expenses	11,962	6,868	741
Deferred revenue	4,688	6,005	4,399
Deferred implementation, commissions and other costs	(756)	(1,464)	(872)
Other liabilities (current and non-current)	(136)	384	1,933
Net cash used in operating activities	(217)	(7,275)	(6,289)
Investing activities:
Purchase of businesses	0	(6,335)	(16,278)
Capitalized Software Development	(578)	(899)	(1,124)
Purchases of property and equipment	(1,178)	(3,418)	(6,812)
Net cash provided by (used in) investing activities	(1,756)	(10,652)	(24,214)
Financing activities:
Issuance of long-term debt	45,000	0	(25)
Financing costs paid upon issuance of long-term debt	(1,446)	0	0
Proceeds from line of credit	6,000	24,750	1,000
Repayments of line of credit	(6,000)	(3,000)	0
Payments on long-term debt	(28,921)	(3,333)	(833)
Payments on capital lease obligations	(261)	(276)	(536)
Proceeds from exercise of stock options	1,308	1,127	126
Payments of deferred purchase consideration	(524)	0	(650)
Settlement of contingent consideration liabilities	0	0	(225)
Net cash provided by (used in) financing activities	15,156	19,268	(1,143)
Net increase (decrease) in cash and cash equivalents and restricted cash	13,183	1,341	(31,646)
Cash - Beginning	4,736	3,395	35,041
Cash - Ending	17,919	4,736	3,395
Reconciliation of cash, cash equivalents, and restricted cash to the balance sheets
Cash and cash equivalents	14,642	4,736	3,395
Restricted cash	3,277	0	0
Cash - Ending	17,919	4,736	3,395
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	4,238	1,266	646
Cash paid for income taxes	(41)	3	9
Noncash Investing & Financing Activities:
Fixed assets purchased under capital lease obligation	6	210	130
Leasehold improvement incentive recorded as property and equipment and other long-term liability	0	0	5,792
Contingent consideration for purchase of business	0	1,066	0
Deferred purchase consideration	$ 0	$ 1,131	$ 0